QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2017

ITEM 1. SCHEDULE OF INVESTMENTS for REMS Real Estate Value-Opportunity Fund; REMS Real Estate Income 50/50 Fund; REMS International Real Estate Value-Opportunity Fund (collectively, the “REMS Funds”)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 68.00%

DIVERSIFIED/OTHER - 22.30%
Colony Northstar Inc., Class A	934,699	$12,066,964
I Star Financial Inc.	1,091,000	12,873,800
Kennedy Wilson Holdings Inc.	650,500	14,441,100
Rayonier, Inc.	188,900	5,353,426
VEREIT, Inc.	1,364,600	11,585,454
Vornado Realty Trust	38,600	3,871,966

		60,192,710

HEALTHCARE - 7.16%
Alexandria Real Estate Equities, Inc.	47,200	5,216,544
Brookdale Senior Living Inc.	1,050,900	14,113,587

		19,330,131

HOTEL - 7.89%
Felcor Lodging Trust Inc.	1,604,800	12,052,048
Hersha Hospitality Trust	491,900	9,242,801

		21,294,849

MULTI-FAMILY - 0.26%
William Lyon Homes - Class A	33,700	694,894

OFFICE/INDUSTRIAL - 19.21%
Brandwine Realty Trust	731,700	11,875,491
Cousins Property	940,700	7,779,589
Empire State Realty Trust Inc “A”	518,700	10,705,968
Liberty Property Trust	282,900	10,905,795
New York REIT, Inc.	1,091,600	10,577,604

		51,844,447

RETAIL - 11.18%
Brixmor Property Group, Inc.	236,900	5,083,874
Developers Diversified Realty Corp.	285,336	3,575,260
Kite Realty Group Trust	503,398	10,823,057
Washington Prime Group	1,229,200	10,681,748

		30,163,939

TOTAL COMMON STOCKS		183,520,970

PREFERRED STOCK - 15.16%

DIVERSIFIED/OTHER - 4.22%
ISTAR Financial Inc, Series I, 7.500%	357,651	8,533,553
Vereit, Inc., Series F, 6.750%	111,550	2,866,835

		11,400,388

HOTEL - 2.49%
Felcor Lodging Trust Inc., Series A, 1.950%	275,500	6,716,690

MORTGAGE REIT - 6.77%
Colony Northstar Inc., Series H, 7.125%	326,685	8,157,325
Resource Capital Corp., Series A, 8.500%	8,242	201,022
Resource Capital Corp., Series B, 8.250%	365,500	8,574,630
Resource Capital Corp., Series C, 8.625%	54,452	1,328,084

		18,261,061

RETAIL - 1.68%
CBL & Associates Properties, Inc., Series D, 7.375%	189,600	4,548,504

TOTAL PREFERRED STOCKS		40,926,643

EXCHANGE TRADED FUNDS - 2.15%
Real Estate Select Sector SPDR	183,600	5,801,760

TOTAL LONG POSITIONS - 85.31%		230,249,373

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (unaudited)

	Shares	Fair Value

MONEY MARKET - 13.54%
Money Market Fiduciary, 0.00274%*	36,537,609	$36,537,609

NET INVESTMENTS IN SECURITIES - 98.85%		266,786,982
Other assets, net of liabilities - 1.15%		3,099,281

NET ASSETS - 100.00%		$269,886,263

* Effective 7 day yield as of March 31, 2017.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$183,520,970	-	-	$183,520,970
Preferred Stocks	40,926,643	-	-	40,926,643
Exchange Traded Funds	5,801,760	-	-	5,801,760
Money Market	36,537,609	-	-	36,537,609

	$266,786,982	-	-	$266,786,982

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2017.

At March 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $247,409,109 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$29,239,086
Gross unrealized depreciation	(9,861,213)

Net unrealized appreciation	$19,377,873

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 - (unaudited)

	Shares	Fair Value

COMMON STOCKS - 45.12%

DIVERSIFIED/OTHER - 14.67%
CatchMark Timber Trust Inc.	93,700	$1,079,424
Colony Northstar, Inc.	308,799	3,986,595
Crown Castle International Corp.	21,300	2,011,785
Outfront Media Inc.	109,000	2,893,950
Vereit, Inc.	445,700	3,783,993

		13,755,747

HEALTHCARE - 0.50%
HCP, Inc.	14,900	466,072

HOTEL - 6.01%
Hersha Hospitality Trust	158,546	2,979,079
Host Hotels & Resorts Inc.	142,500	2,659,050

		5,638,129

OFFICE/INDUSTRIAL - 10.53%
Brandywine Realty Trust	225,600	3,661,488
Columbia Property Trust, Inc.	136,000	3,026,000
Liberty Property Trust	82,500	3,180,375

		9,867,863

RETAIL - 13.41%
Brixmor Property Group, Inc.	78,600	1,686,756
Developers Diversified Realty Corp.	125,500	1,572,515
Kite Realty Group	148,500	3,192,750
Ramco-Gerhenson Properties Trust	204,900	2,872,698
Washington Prime Group	373,100	3,242,239

		12,566,958

TOTAL COMMON STOCKS - 45.12%		42,294,769

PREFERRED STOCK - 50.62%

CONVERTIBLE PREFERRED - 2.38%
Felcor Lodging Trust, Inc, Series A, 1.95%	58,000	1,414,040
Ramco-Gershenson Properties Trust, Series D, 7.250%	15,100	818,420

		2,232,460

DIVERSIFIED/OTHER - 11.98%
Colony Northstar, Inc., Series B, 8.250%	35,200	898,304
Colony Northstar, Inc., Series F, 8.500%	34,000	856,800
Colony Northstar, Inc., Series G, 7.500%	37,881	940,207
Digital Realty Trust Inc., Series G, 5.875%	58,669	1,487,259
DuPont Fabros Technology, Series C, 6.625%	17,500	472,500
ISTAR Financial Inc, Series D, 8.000%	48,400	1,207,096
ISTAR Financial Inc., Series I, 7.500%	50,200	1,197,772
Public Storage, Series A, 5.8750%	36,000	924,840
Vereit, Inc., Series F, 6.7000%	67,200	1,727,040
Vornado Realty Trust, Series L, 5.400%	62,300	1,520,120

		11,231,938

HEALTHCARE - 1.99%
Alexandria Real Estate Equities, Inc., Series E, 6.450%	17,500	437,325
Sabra Health Care Reit, Inc., Series A, 7.125%	55,437	1,431,383

		1,868,708

HOTEL - 3.16%
Hersha Hospitality Trust, Series C, 6.875%	31,800	802,950
Hersha Hospitality Trust, Series D, 6.500%	20,000	502,800
LaSalle Hotel Properties, Series I, 6.375%	40,400	1,003,536
Sunstone Hotel Investors, Series F, 6.450%	26,130	653,250

		2,962,536

INDUSTRIAL - 4.99%
PS Business Parks, Inc., Series T, 6.000%	38,700	973,692
PS Business Parks, Inc., Series U, 5.750%	44,600	1,134,178
Monmouth Real Estate Investment Corp., Series C, 6.1250%	38,200	950,798
Rexford Industrial Realty, Series A, 5.875%	67,000	1,622,740

		4,681,408

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 - (unaudited)

	Shares	Fair Value

MORTGAGE REIT - 3.06%
Annaly Capital Management, Series C, 7.625%	45,499	$1,150,215
Annaly Capital Management, Series D, 7.500%	18,300	457,500
Resource Capital Corp., Series B, 8.250%	53,919	1,264,940

		2,872,655

MULTI-FAMILY - 4.93%
American Homes 4 Rent, Series D, 6.500%	41,900	1,120,406
American Homes 4 Rent, Series E, 6.350%	30,700	785,920
Equity Lifestyle Properties, Series C, 6.750%	36,300	928,917
Sun Communities Inc., Series A, 7.125%	36,000	928,800
UMH Properties, Inc., Series B, 8.000%	31,900	853,325

		4,617,368

OFFICE - 5.19%
Boston Properties, Inc., Series B, 5.250%	38,200	955,000
Brandywine Realty Trust, Series E, 6.900%	18,383	460,862
City Office REIT, Series A, 6.625%	40,000	1,004,000
Kilroy Realty Corp., Series H, 6.375%	57,647	1,480,951
SL Green Realty Corp., Series I, 6.500%	37,910	966,705

		4,867,518

RETAIL - 12.93%
CBL & Associates Properties, Inc., Series D, 7.375%	39,400	945,206
CBL & Associates Properties, Inc., Series E, 6.625%	20,100	469,134
Developers Diversified Realty Corp., Series J, 6.500%	18,415	463,137
Developers Diversified Realty Corp., Series K, 6.250%	33,140	835,128
Entertainment Property Trust, Series F, 6.625%	39,200	997,248
General Growth Properties, Inc., Series A, 6.375%	55,209	1,429,913
Penn Real Estate Investment, Series C, 7.200%	37,900	1,012,309
Regency Centers Corp., Series G, 6.000%	48,190	1,226,436
Saul Centers, Inc., Series C, 6.875%	32,100	811,488
Taubman Centers Inc., Series K, 6.250%	49,500	1,237,005
Urstadt Biddle Properties, Inc., Series F, 7.125%	49,700	1,274,308
Washington Prime Group, Series I, 6.875%	56,800	1,417,160

		12,118,472

TOTAL PREFERRED STOCKS - 50.62%		47,453,063

TOTAL LONG POSITIONS - 95.74%		89,747,832

MONEY MARKET - 3.52%
Money Market Fiduciary 0.00274%*	3,296,707	3,296,707

NET INVESTMENTS IN SECURITIES - 99.26%		93,044,539
Other assets, net of liabilities - 0.74%		693,673

NET ASSETS - 100%		$93,738,212

* Effective 7 day yield as of March 31, 2017.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$42,294,769	-	-	$42,294,769
Preferred Stocks	47,453,063			47,453,063
Money Market	3,296,707	-	-	3,296,707

	$93,044,539	-	-	$93,044,539

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 - (unaudited)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2017.

At March 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $88,533,838 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,201,245
Gross unrealized depreciation	(2,690,544)

Net unrealized appreciation	$4,510,701

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017
(unaudited)

Security Description	Shares	Fair Value

COMMON STOCK - 86.41%

Diversified - 18.69%
Kennedy Wilson Europe Real Estate	107,800	$1,275,584
Land Securities Group PLC	62,800	833,190
Swire Properties Ltd.	388,300	1,244,119
Wheelock & Co. Ltd.	113,800	899,827

		4,252,720

Hotel - 10.23%
Belmond Ltd.	73,400	888,140
Hispania Activos Inmobiliarios SOCIMI SA	100,300	1,441,264

		2,329,404

Multi-Family/Housing - 12.73%
Gateway Lifestyle Holdings Pty Ltd.	598,064	954,965
Irish Residential Properties	700,595	926,753
Vonovia SE	28,800	1,014,790

		2,896,508

Office/Industrial - 26.99%
Axiare Patrimonio SOCIMI, S.A.	56,949	849,922
CA Immobilien Anlagen AG	40,100	881,011
Corporacion Immobiliaria Vesta SAB	502,470	698,594
Cromwell Property Group	1,251,745	913,299
Derwent London Plc	27,100	954,713
Global Logistic Properties Limited	540,900	1,074,917
Mitsubishi Estate Company	42,300	771,301

		6,143,757

Retail - 17.77%
Capital & Regional PLC	1,708,514	1,198,657
Hysan Development Co. Ltd.	214,500	972,930
Shopping Centres Australasia Property Group	574,700	983,519
Wereldhave NV	20,200	890,726

		4,045,832

TOTAL COMMON STOCK - 86.41%		19,668,221

EXCHANGE TRADES FUNDS - 3.42%

Diversified/Other
SPDR Dow Jones International Real Estate	20,800	777,920

MONEY MARKET - 10.68%
Money Market Fiduciary, 0.00274%*	2,429,727	2,429,727

NET INVESTMENTS IN SECURITIES - 100.51%		22,875,868
Liabilities in excess of other assets - (0.51%)		(115,897)

NET ASSETS - 100.00%		$22,759,971

* Effective 7 day yield as of March 31, 2017.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$19,668,221	-	-	$19,668,221
Exchange Traded Funds	777,920			$777,920
Money Market	2,429,727	-	-	$2,429,727

	$22,875,868	-	-	$22,875,868

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2017.

At March 31, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $21,885,208 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$1,555,487
Gross unrealized depreciation	(564,827)

Net unrealized appreciation	$990,660

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.  Description of Exhibit

99.1  Certification of Principal Executive Officer

99.2  Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: May 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: May 19, 2017

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: May 19, 2017